Equity and share capital and share premium - Narrative (Details) € / shares in Units, € in Millions			12 Months Ended
	Dec. 02, 2025 USD ($) shares	Dec. 02, 2025 EUR (€) € / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€) shares
Disclosure of classes of share capital [line items]
Authorized share capital			$ 1,000,000,000	€ 1,000
Number of shares authorised | shares			100,000,000,000	100,000,000,000
Redemption of preferred shares | $			$ 289,000,000
Other reserves following reorganization. | $			$ 5,600,000,000
Preferred shares
Disclosure of classes of share capital [line items]
Redemption and cancellation of preferred shares | shares	(56,306,306)	(56,306,306)	(56,300,000)
Percentage of Cumulative Preferred Shares	9.00%	9.00%	9.00%
Nominal value | € / shares		€ 4.44
Redemption of preferred shares	$ 289,000,000	€ 250	$ 260,000,000